As filed with the Securities and Exchange Commission on October 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2014

Date of reporting period:  August 31, 2014

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2014 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	84.4%
	Agricultural Chemicals	0.3%
	Mosaic Co.
$ 785,000	3.75%, due 11/15/21		$824,397
	Agriculture	0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		690,074
	Airlines	0.6%
	Continental Airlines, Inc.
581,497	5.983%, due 10/19/23		648,369
	Delta Air Lines, Inc.
613,236	7.75%, due 12/17/19		718,253
			1,366,622
	Auto Parts	1.3%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,251,501
	Autozone, Inc.
600,000	3.125%, due 7/15/23		591,071
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21		1,329,905
			3,172,477
	Autos	1.6%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		921,911
	Ford Motor Credit Co. LLC
1,200,000	1.50%, due 1/17/17		1,203,931
1,000,000	5.00%, due 5/15/18		1,104,934
600,000	5.875%, due 8/2/21		706,117
			3,936,893
	Banks	3.5%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		765,130
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,097,992
	Capital One Financial Corp.
815,000	6.15%, due 9/1/16		895,178
	Citigroup, Inc.
1,250,000	5.50%, due 2/15/17		1,366,883
875,000	6.125%, due 8/25/36		1,028,304
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18		1,012,751
225,000	8.25%, due 3/1/38		340,111
	KeyCorp
900,000	5.10%, due 3/24/21		1,023,894
	UBS AG
750,000	5.875%, due 7/15/16		816,665
			8,346,908
	Biotech	2.0%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21		1,621,530
900,000	5.15%, due 11/15/41		999,589
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18		1,297,830
	Gilead Sciences, Inc.
750,000	5.65%, due 12/1/41		915,896
			4,834,845
	Broker	2.6%
	Goldman Sachs Group, Inc.
800,000	5.625%, due 1/15/17		874,313
950,000	6.75%, due 10/1/37		1,174,100
	Merrill Lynch & Co., Inc.
1,010,000	5.70%, due 5/2/17		1,113,852
1,050,000	6.11%, due 1/29/37		1,249,924
	Morgan Stanley
900,000	4.875%, due 11/1/22		973,853
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		842,538
			6,228,580
	Building Materials	0.3%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		800,348
	Cable/Satellite	1.2%
	Direct TV Holdings
1,300,000	1.75%, due 1/15/18		1,302,994
685,000	5.00%, due 3/1/21		768,706
700,000	6.00%, due 8/15/40		835,230
			2,906,930
	Chemicals	2.0%
	Dow Chemical Co.
1,075,000	4.25%, due 11/15/20		1,175,033
865,000	7.375%, due 11/1/29		1,181,823
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17		922,553
	PPG Industries, Inc.
750,000	6.65%, due 3/15/18		871,975
	RPM International, Inc.
500,000	6.125%, due 10/15/19		574,253
			4,725,637
	Communications	1.1%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21		1,972,898
475,000	7.045%, due 6/20/36		625,605
			2,598,503
	Communications Equipment	0.6%
	Harris Corp.
500,000	6.15%, due 12/15/40		612,505
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20		843,062
			1,455,567
	Consumer Products	0.4%
	Avon Products, Inc.
700,000	5.00%, due 3/15/23		705,314
	Beam, Inc.
181,000	5.375%, due 1/15/16		191,580
			896,894
	Diversified Manufacturing	0.3%
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		664,090
	Electric Utilities	3.9%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41		514,446
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18		1,468,645
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,176,527
	Indiana Michigan Power
750,000	6.05%, due 3/15/37		941,155
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		841,562
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22		1,069,520
400,000	5.25%, due 2/15/43		438,227
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21		1,294,539
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32		840,524
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		620,012
			9,205,157
	Finance	0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		990,750
	Finance - Credit Cards	0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)		1,691,063
	Financial Services	0.3%
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		745,670
	Food	2.8%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28		1,696,839
	Kellogg Co.
1,200,000	3.25%, due 5/21/18		1,261,632
	Kraft Foods Group, Inc.
1,690,000	2.25%, due 6/5/17		1,729,445
	Kroger Co.
780,000	6.15%, due 1/15/20		914,435
	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19		1,203,041
			6,805,392
	Gas Pipelines	0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18		1,279,319
	Health Care	1.5%
	Cardinal Health, Inc.
1,300,000	5.80%, due 10/15/16		1,428,853
	Humana, Inc.
955,000	7.20%, due 6/15/18		1,134,213
	Laboratory Corporation of America Holdings
1,000,000	2.20%, due 8/23/17		1,015,762
			3,578,828
	Information Technology	1.2%
	Hewlett Packard Co.
1,150,000	2.60%, due 9/15/17		1,188,939
800,000	4.65%, due 12/9/21		882,809
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		821,847
			2,893,595
	Insurance	4.9%
	American International Group, Inc.
1,275,000	5.05%, due 10/1/15		1,336,460
1,050,000	4.875%, due 6/1/22		1,180,445
100,000	6.25%, due 3/15/87		113,477
	Aon Corp.
600,000	5.00%, due 9/30/20		676,147
	AXA SA
500,000	8.60%, due 12/15/30		677,190
	CIGNA Corp.
315,000	6.15%, due 11/15/36		399,209
	Cincinnati Financial Corp.
550,000	6.92%, due 5/15/28		691,087
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22		1,401,071
105,000	3.50%, due 4/15/23		104,998
	Hartford Financial Services Group
1,350,000	5.125%, due 4/15/22		1,544,940
	Markel Corp.
20,000	4.90%, due 7/1/22		22,089
	Metlife, Inc.
855,000	6.40%, due 12/15/66		968,287
	Protective Life Corp.
350,000	7.375%, due 10/15/19		432,969
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37		1,415,530
	Unum Group
700,000	5.625%, due 9/15/20		803,864
			11,767,763
	Life Insurance	0.3%
	Genworth Financial, Inc.
550,000	7.625%, due 9/24/21		681,425
	Lodging	0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		645,535
	Machinery	0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		899,376
	Media	5.0%
	CBS Corp.
1,220,000	5.75%, due 4/15/20		1,407,557
	Discover Communications LLC
500,000	3.30%, due 5/15/22		503,377
	Expedia, Inc.
800,000	5.95%, due 8/15/20		906,082
	News America, Inc.
1,460,000	6.20%, due 12/15/34		1,813,156
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		412,006
	Time Warner, Inc.
500,000	4.05%, due 12/15/23		520,408
1,965,000	7.625%, due 4/15/31		2,728,255
	Time Warner Cable, Inc.
1,600,000	5.85%, due 5/1/17		1,787,630
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,221,359
	Viacom Inc.
610,000	4.375%, due 3/15/43		573,266
			11,873,096
	Medical Equipment	0.4%
	Agilent Technologies, Inc.
900,000	6.50%, due 11/1/17		1,030,659
	Metals	0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		875,625
	Metals and Mining	1.2%
	Cliffs Natural Resources, Inc.
500,000	3.95%, due 1/15/18		503,909
	Freeport-McMoRan Inc.
900,000	3.875%, due 3/15/23		915,034
	Teck Resources Ltd.
700,000	4.75%, due 1/15/22		742,805
800,000	5.40%, due 2/1/43		813,640
			2,975,388
	Metalworking Machinery	0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19		1,157,592
	Mining	1.2%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		744,139
	Vale Overseas Limited
560,000	6.25%, due 1/23/17		623,005
700,000	4.375%, due 1/11/22		734,216
700,000	6.875%, due 11/21/36		828,695
			2,930,055
	Office Equipment	0.4%
	Xerox Corp.
900,000	6.75%, due 2/1/17		1,013,532
	Oil and Gas	13.7%
	Anadarko Petroleum Corp.
650,000	5.95%, due 9/15/16		714,011
900,000	6.45%, due 9/15/36		1,158,099
	Cameron International Corp.
700,000	6.375%, due 7/15/18		813,028
	Canadian Natural Resources
835,000	6.00%, due 8/15/16		915,712
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		963,346
	Duke Energy Field Services LLC
550,000	8.125%, due 8/16/30		742,031
	Encana Corp.
450,000	3.90%, due 11/15/21		479,634
750,000	6.50%, due 8/15/34		953,837
	Enterprise Products Operating LLC
550,000	3.20%, due 2/1/16		569,579
1,850,000	4.85%, due 8/15/42		1,970,729
	Hess Corp.
575,000	8.125%, due 2/15/19		717,515
800,000	5.60%, due 2/15/41		951,530
	Kinder Morgan Energy Partners
750,000	3.95%, due 9/1/22		764,579
1,270,000	5.80%, due 3/15/35		1,407,604
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17		1,194,102
	Marathon Petroleum Corp.
1,056,000	3.50%, due 3/1/16		1,096,811
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,423,125
1,500,000	5.75%, due 3/1/18		1,686,750
	Petro-Canada
900,000	6.80%, due 5/15/38		1,212,064
	Petrobras International Finance Co.
1,885,000	5.875%, due 3/1/18		2,064,937
1,750,000	5.375%, due 1/27/21		1,853,775
390,000	6.875%, due 1/20/40		442,845
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		791,000
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		419,996
	Southwestern Energy Co.
1,325,000	4.10%, due 3/15/22		1,407,892
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18		577,085
	Talisman Energy
685,000	6.25%, due 2/1/38		809,388
	Transocean, Inc.
820,000	6.00%, due 3/15/18		913,220
700,000	6.375%, due 12/15/21		793,432
450,000	6.80%, due 3/15/38		490,671
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		826,562
	Weatherford International, Ltd.
800,000	4.50%, due 4/15/22		855,837
800,000	6.75%, due 9/15/40		998,973
			32,979,699
	Paper	1.2%
	International Paper Co.
900,000	4.75%, due 2/15/22		996,389
700,000	6.00%, due 11/15/41		844,446
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,106,414
			2,947,249
	Pharmaceuticals	1.7%
	Abbvie, Inc.
1,650,000	1.75%, due 11/6/17		1,659,971
100,000	4.40%, due 11/6/42		100,996
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23 (b)		514,805
	Watson Pharmaceuticals, Inc.
1,775,000	1.875%, due 10/1/17		1,784,590
			4,060,362
	Pipelines	3.0%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,035,252
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		663,423
	Energen Corp.
750,000	4.625%, due 9/1/21		757,367
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		773,392
1,000,000	7.60%, due 2/1/24		1,268,551
	Oneok Partners LP
1,200,000	3.375%, due 10/1/22		1,204,633
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17		834,621
	Williams Companies, Inc.
600,000	7.50%, due 1/15/31		716,286
			7,253,525
	Real Estate Investment Trusts	4.1%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21		1,507,670
	Duke Realty LP
750,000	8.25%, due 8/15/19		941,611
	ERP Operating LP
900,000	5.75%, due 6/15/17		1,007,609
	Health Care Property Investors, Inc.
850,000	6.00%, due 1/30/17		944,863
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,181,393
	Healthcare Realty Trust
675,000	6.50%, due 1/17/17		750,873
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		675,626
	ProLogis
559,000	6.875%, due 3/15/20		667,197
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21		1,655,662
500,000	3.75%, due 5/1/24		501,595
			9,834,099
	Restaurants	0.3%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21		833,901
	Retail	2.0%
	CVS Caremark Corp.
2,050,000	5.75%, due 6/1/17		2,294,132
	Gap, Inc.
1,000,000	5.95%, due 4/12/21		1,160,607
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		780,309
400,000	6.70%, due 7/15/34		516,827
			4,751,875
	Scientific Instruments	0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		938,065
	Software	1.1%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		711,544
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22		1,824,750
			2,536,294
	Technology	0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17		734,259
	Telecommunications	2.2%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,489,194
	British Telecommunications PLC
855,000	9.625%, due 12/15/30		1,383,599
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30		517,162
	Embarq Corp.
600,000	7.082%, due 6/1/16		660,346
	France Telecom SA
575,000	5.375%, due 1/13/42		645,687
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		497,240
			5,193,228
	Tobacco	1.5%
	Altria Group, Inc.
987,000	9.70%, due 11/10/18		1,281,863
1,100,000	5.375%, due 1/31/44		1,226,487
	Lorillard Tobacco Co.
1,200,000	3.75%, due 5/20/23		1,195,564
			3,703,914
	Toys and Games	0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41		922,805
	Transportation	1.9%
	Burlington Northern Santa Fe
1,075,000	4.70%, due 10/1/19		1,207,312
1,285,000	6.15%, due 5/1/37		1,648,207
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,787,726
			4,643,245
	Utilities - Gas	0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		748,776
	Waste Disposal	1.1%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20		1,627,161
	Waste Management, Inc.
660,000	7.75%, due 5/15/32		959,614
			2,586,775
	Wired Telecommunications Carriers	4.8%
	Verizon Communications, Inc.
3,112,000	2.625%, due 2/21/20 (b)		3,125,164
3,000,000	5.15%, due 9/15/23		3,399,060
3,950,000	6.55%, due 9/15/43		5,095,030
			11,619,254
	Total Corporate Bonds (cost $190,732,176)		202,775,910

	SOVEREIGN BONDS	11.9%
	Federal Republic of Brazil
1,250,000	6.00%, due 1/17/17		1,384,375
500,000	4.875%, due 1/22/21		552,000
2,040,000	7.125%, due 1/20/37		2,697,900
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,214,000
890,000	7.375%, due 9/18/37		1,244,220
	Republic of Italy
1,100,000	5.375%, due 6/12/17		1,214,308
1,050,000	6.875%, due 9/27/23		1,355,500
	Republic of Panama
200,000	5.20%, due 1/30/20		224,000
750,000	6.70%, due 1/26/36		967,500
	Republic of Peru
830,000	8.375%, due 5/3/16		935,825
1,050,000	6.55%, due 3/14/37		1,365,000
	Republic of Philippines
950,000	6.50%, due 1/20/20		1,132,875
2,125,000	5.00%, due 1/13/37		2,446,406
	Republic Of Turkey
1,800,000	7.50%, due 7/14/17		2,049,606
1,500,000	5.125%, due 3/25/22		1,599,750
1,950,000	6.00%, due 1/14/41		2,162,062
	Republic of Uruguay
209,742	8.00%, due 11/18/22		277,384
	United Mexican States
1,200,000	5.625%, due 1/15/17		1,329,000
1,684,000	3.625%, due 3/15/22		1,757,254
2,490,000	4.75%, due 3/8/44		2,624,460
			28,533,425
	Total Sovereign Bonds (cost $28,761,321)		28,533,425

	U.S. Government Instrumentalities	2.0%
	U.S. Treasury Bond
4,410,000	2.875%, due 5/15/43		4,233,944
	U.S. Treasury Note
500,000	2.50%, due 8/15/23		509,531
			4,743,475
	Total U.S. Government Instrumentalities (cost $4,412,401)		4,743,475

	SHORT-TERM INVESTMENTS	0.3%
621,456	Invesco STIT - Treasury Portfolio - Institutional Class, 0.01% (c)		621,456
	Total Short-Term Investments (cost $621,456)		621,456

	Total Investments (cost $224,527,354)	98.6%	236,674,266
	Other Assets less Liabilities	1.4%	3,452,554
	TOTAL NET ASSETS	100.0%	$240,126,820

(a)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2014.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2014, the value of these investments was $3,639,969 or 1.5% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of August 31, 2014.

Country Allocation
Country	% of Net Assets
United States	75.0%
Brazil	4.7%
Mexico	4.2%
Canada	2.7%
Turkey	2.4%
Switzerland	2.0%
Philippines	1.5%
United Kingdom	1.2%
Spain	1.1%
Italy	1.1%
Colombia	1.0%
Peru	0.9%
France	0.6%
Panama	0.5%
Ireland	0.5%
Japan	0.3%
Netherlands	0.2%
Uruguay	0.1%
100.0%

PIA HIGH YIELD FUND
Schedule of Investments - August 31, 2014 (Unaudited)

Principal
Amount/ Shares			Value
	CORPORATE BONDS	92.4%
	Aerospace/Defense	4.1%
	Ducommun, Inc.
$ 200,000	9.75%, due 7/15/18		$219,500
	Gencorp, Inc.
1,150,000	7.125%, due 3/15/21		1,244,874
	LMI Aerospace, Inc.
800,000	7.375%, due 7/15/19 (b)		814,000
	Transdigm, Inc.
1,050,000	6.00%, due 7/15/22 (b)		1,069,688
			3,348,062
	Automotive	2.4%
	Accuride Corp.
676,000	9.50%, due 8/1/18		708,955
	Affinia Group, Inc.
750,000	7.75%, due 5/1/21		776,250
	Schaeffler Finance BV
20,000	6.875%, due 8/15/18 (b)		21,175
350,000	4.25%, due 5/15/21 (b)		350,438
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)		132,188
			1,989,006
	Building Materials	2.8%
	American Builders & Contractors Supply Co., Inc.
80,000	5.625%, due 4/15/21 (b)		81,600
	Associated Asphalt Partners LLC
540,000	8.50%, due 2/15/18 (b)		569,700
	Building Materials Holding Corp.
400,000	9.00%, due 9/15/18 (b)		434,000
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18		678,125
	USG Corp.
500,000	5.875%, due 11/1/21 (b)		525,000
			2,288,425
	Chemicals	9.1%
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)		636,000
	H.I.G. BBC Intermediate Holdings Corp.
150,000	10.50%, due 9/15/18 (b)		153,375
	Hexion U.S. Finance Corp.
650,000	6.625%, due 4/15/20		687,374
	Ineos Finance PLC
50,000	7.50%, due 5/1/20 (b)		54,188
	Kissner Milling Company Ltd.
1,000,000	7.25%, due 6/1/19 (b)		1,033,749
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19		652,163
	LSB Industries, Inc.
900,000	7.75%, due 8/1/19		987,749
	Momentive Performance Materials, Inc.
165,000	8.875%, due 10/15/20		155,100
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18		555,500
	Omnova Solutions, Inc.
265,000	7.875%, due 11/1/18		276,263
	Perstorp Holding AB
495,000	8.75%, due 5/15/17 (b)		529,650
	Rentech Nitrogen Partners L.P.
500,000	6.50%, due 4/15/21 (b)		498,750
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)		249,188
	Trinseo Materials Operating S.C.A.
225,000	8.75%, due 2/1/19		241,875
	Tronox Worldwide LLC
750,000	6.375%, due 8/15/20		776,250
			7,487,174
	Construction Machinery	1.4%
	H & E Equipment Services, Inc.
1,070,000	7.00%, due 9/1/22		1,174,325
	Consumer Cyclical Services	3.4%
	APX Group, Inc.
175,000	6.375%, due 12/1/19		178,500
560,000	8.75%, due 12/1/20		560,000
	Garda World Security Corp.
140,000	7.25%, due 11/15/21 (b)		144,025
	GEO Group, Inc.
950,000	5.875%, due 1/15/22		976,125
	Reliance Intermediate Holdings
475,000	9.50%, due 12/15/19 (b)		504,688
	West Corp.
420,000	5.375%, due 7/15/22 (b)		409,500
			2,772,838
	Consumer Products	2.7%
	Acco Brands Corp.
950,000	6.75%, due 4/30/20		1,011,750
	Alphabet Holdings Co., Inc.
500,000	7.75%, due 11/1/17		501,875
	Prestige Brands Inc.
375,000	5.375%, due 12/15/21 (b)		374,063
	Visant Corp.
350,000	10.00%, due 10/1/17		326,375
			2,214,063
	Consumer Services	3.3%
	Modular Space Corp.
850,000	10.25%, due 1/31/19 (b)		884,000
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22 (b)		843,625
	United Rentals (North America), Inc.
400,000	6.125%, due 6/15/23		429,000
500,000	5.75%, due 11/15/24		525,000
			2,681,625
	Containers & Packaging	0.4%
	Paperworks Industries, Inc.
330,000	9.50%, due 8/15/19 (b)		341,138
	Distributors	0.9%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		212,500
500,000	6.75%, due 1/15/22 (b)		517,500
			730,000
	Diversified Manufacturing	2.3%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)		341,250
	Dynacast International LLC
500,000	9.25%, due 7/15/19		546,250
	Griffon Corp.
600,000	5.25%, due 3/1/22		596,250
	Mcron Finance Sub LLC
347,000	8.375%, due 5/15/19 (b)		377,363
			1,861,113
	Electric	0.9%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23		740,175
	Electrical Equipment Manufacturing	1.0%
	WESCO Distribution, Inc.
810,000	5.375%, due 12/15/21		824,175
	Entertainment Resources	1.7%
	Live Nation Entertainment, Inc.
600,000	7.00%, due 9/1/20 (b)		649,500
	Regal Entertainment Group
750,000	5.75%, due 3/15/22		772,500
			1,422,000
	Environmental	1.4%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19		828,000
	Heckmann Corp.
300,000	9.875%, due 4/15/18		298,500
			1,126,500
	Finance	0.5%
	National Financial Partners Corp.
360,000	9.00%, due 7/15/21 (b)		394,200
	Food and Beverage	2.2%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)		379,250
	Darling International, Inc.
730,000	5.375%, due 1/15/22 (b)		760,113
	Simmons Food Inc.
600,000	10.50%, due 11/1/17 (b)		640,500
			1,779,863
	Gaming	0.1%
	Scientific Games Corp.
135,000	8.125%, due 9/15/18		133,313
	Healthcare	1.2%
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19		623,875
	Physio-Control International Corp.
333,000	9.875%, due 1/15/19 (b)		362,554
			986,429
	Industrial - Other	6.3%
	Cleaver-Brooks, Inc.
275,000	8.75%, due 12/15/19 (b)		306,625
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21		559,000
	Interline Brands, Inc.
375,000	10.00%, due 11/15/18		398,438
	Kratos Defense & Security Solutions, Inc.
750,000	7.00%, due 5/15/19 (b)		776,250
	Liberty Tire Recycling Holdco, LLC
700,000	11.00%, due 10/1/16 (b)		671,999
	Safway Group Holding LLC
750,000	7.00%, due 5/15/18 (b)		793,125
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		500,625
	Stonemor Partners L.P.
700,000	7.875%, due 6/1/21 (b)		742,000
	Zachry Holdings, Inc.
375,000	7.50%, due 2/1/20 (b)		396,563
			5,144,625
	Media Non-Cable	3.8%
	CBS Outdoor Americas Capital, LLC
960,000	5.625%, due 2/15/24 (b)		991,199
	Outerwall, Inc.
600,000	6.00%, due 3/15/19		615,000
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)		867,350
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)		637,500
			3,111,049
	Metals and Mining	6.1%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)		926,500
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16		263,438
	Emeco Pty Limited
300,000	9.875%, due 3/15/19 (b)		303,000
	Graftech International Ltd.
640,000	6.375%, due 11/15/20		665,599
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)		470,250
500,000	8.25%, due 1/15/21 (b)		527,500
	Suncoke Energy, Inc.
19,000	7.625%, due 8/1/19		20,107
300,000	7.375%, due 2/1/20 (b)		322,500
450,000	7.375%, due 2/1/20 (b)		483,750
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)		1,016,500
			4,999,144
	Oil & Gas	0.6%
	FTS International, Inc.
480,000	6.25%, due 5/1/22 (b)		493,200
	Oil Field Services	3.1%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)		320,250
	CHC Helicopter SA
450,000	9.25%, due 10/15/20		493,875
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)		419,175
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)		212,000
	Platinum Energy Solutions Inc.
84,900	12.00%, due 10/1/20 (b)(c)(d)		79,594
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)		1,060,000
			2,584,894
	Packaging	6.0%
	AEP Industries, Inc.
606,000	8.25%, due 4/15/19		630,998
	Beverage Packaging Holdings
500,000	6.00%, due 6/15/17 (b)		508,750
	Boe Intermediate Holding Corp.
657,880	9.00%, due 11/1/17 (b)		687,485
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)		970,000
	Dispensing Dynamics International, Inc.
500,000	12.50%, due 1/1/18 (b)		547,500
	Exopack Holdings Corp.
950,000	7.875%, due 11/1/19 (b)		1,014,124
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)		433,575
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20		115,500
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		55,250
			4,963,182
	Paper	6.1%
	Cascades, Inc.
205,000	7.875%, due 1/15/20		216,787
790,000	5.50%, due 7/15/22 (b)		787,037
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23		994,499
	Hardwoods Acquisition, Inc.
560,000	7.50%, due 8/1/21 (b)		571,200
	Neenah Paper, Inc.
500,000	5.25%, due 5/15/21 (b)		510,000
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20		414,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)		687,750
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19		342,875
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18		477,844
			5,001,992
	Pharmaceuticals	1.2%
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)		512,188
	Par Pharmaceutical Cos. Inc.
300,000	7.375%, due 10/15/20		319,500
	Salix Pharmaceuticals, Inc.
130,000	6.00%, due 1/15/21 (b)		141,375
			973,063
	Pipelines	3.7%
	Atlas Pipeline Partners L.P.
920,000	5.875%, due 8/1/23		938,400
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22 (b)		745,550
	Rose Rock Midstream, L.P.
590,000	5.625%, due 7/15/22 (b)		603,275
	Summit Midstream Holdings, LLC
10,000	7.50%, due 7/1/21		11,050
700,000	5.50%, due 8/15/22		715,750
			3,014,025
	Retail - Consumer Discretionary	1.2%
	Hillman Company, Inc.
1,000,000	6.375%, due 7/15/22 (b)		1,002,500
	Retailers	1.8%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20		609,125
	Rent-A-Center, Inc.
850,000	6.625%, due 11/15/20		850,000
			1,459,125
	Software and Services	1.8%
	Audatex North America, Inc.
150,000	6.00%, due 6/15/21 (b)		159,750
750,000	6.125%, due 11/1/23 (b)		798,750
	Interactive Data Corp.
550,000	5.875%, due 4/15/19 (b)		550,688
			1,509,188
	Technology	3.4%
	ACI Worldwide, Inc.
20,000	6.375%, due 8/15/20 (b)		20,950
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)		219,250
	Cardtronics, Inc.
290,000	5.125%, due 8/1/22 (b)		295,075
	First Data Corp.
500,000	8.25%, due 1/15/21 (b)		547,500
	Kemet Corp.
370,000	10.50%, due 5/1/18		390,350
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)		600,875
	Sungard Data Systems, Inc.
675,000	6.625%, due 11/1/19		710,437
			2,784,437
	Textile	1.0%
	Levi Strauss & Co.
750,000	6.875%, due 5/1/22		819,375
	Transportation and Logistics	1.0%
	Martin Midstream Partners L.P.
750,000	7.25%, due 2/15/21		776,250
	Transportation Services	2.0%
	Kenan Advantage Group, Inc.
810,000	8.375%, due 12/15/18 (b)		854,550
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)		806,250
			1,660,800
	Wirelines	1.5%
	Frontier Communications Corp.
270,000	9.25%, due 7/1/21		320,963
355,000	7.125%, due 1/15/23		376,300
	Windstream Corp.
490,000	6.375%, due 8/1/23		493,062
			1,190,325
	Total Corporate Bonds (cost $73,927,617)		75,781,598

	SHORT-TERM INVESTMENTS	4.6%
3,743,128	Invesco STIT - Prime Portfolio - Institutional Class, 0.01% (a)		3,743,128
	Total Short-Term Investments (cost $3,743,128)		3,743,128

	Total Investments (cost $77,670,745)	97.0%	79,524,726
	Other Assets less Liabilities	3.0%	2,460,915
	TOTAL NET ASSETS	100.0%	$81,985,641

(a)	Rate shown is the 7-day annualized yield as of August 31, 2014.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2014, the value of these investments was $42,969,360 or 52.4% of total net assets.

(c)	Security is considered illiquid. As of August 31, 2014, the value of these investments was $79,594 or 0.1% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.

PIA MBS BOND FUND
Schedule of Investments - August 31, 2014 (Unaudited)

Principal
Amount/ Shares			Value
	MORTGAGE-BACKED SECURITIES	108.5%
	Commercial Mortgage-Backed Securities	2.8%
	Aventura Mall Trust
$ 800,000	3.87%, due 12/5/32, Series 2013-AVM, Class A (a)(d)		$849,321
	Banc of America
431,407	5.90%, due 5/10/45, Series 2006-2, Class AAB (a)		438,081
	Hilton USA Trust
1,300,000	2.66%, due 11/5/30, Series 2013-HLT, Class AFX (d)		1,313,270
			2,600,672
	Residential Mortgage-Backed Securities	10.6%
	American Residential Properties Trust
1,000,000	1.90%, due 9/17/31, Series 2014-SFR1, Class B (a)(d)		989,329
	Colony American Homes
2,981,976	1.40%, due 5/17/31, Series 2014-1A, Class A (a)(d)		2,991,889
	Invitation Homes Trust
2,965,616	1.40%, due 12/17/30, Series 2013-SFR1, Class A (a)(d)		2,972,385
3,000,000	1.66%, due 6/17/31, Series 2014-SFR1, Class B (a)(d)		2,969,907
			9,923,510
	U.S. Government Agencies	95.1%
	FHLMC Pool
41,004	4.50%, due 5/1/20, #G18052		43,905
37,752	4.50%, due 3/1/21, #G18119		40,311
37,076	5.00%, due 3/1/21, #G18105		40,239
159,063	4.50%, due 5/1/21, #J01723		168,094
33,401	6.00%, due 6/1/21, #G18124		36,473
104,129	4.50%, due 9/1/21, #G12378		111,153
32,949	5.00%, due 11/1/21, #G18160		35,736
25,930	5.00%, due 2/1/22, #G12522		28,143
34,930	5.00%, due 2/1/22, #J04411		37,537
109,079	5.50%, due 3/1/22, #G12577		119,160
26,165	5.00%, due 7/1/22, #J05243		27,755
759,566	4.00%, due 3/1/26, #J14785		810,684
1,853,516	3.00%, due 11/1/26, #G18409		1,921,110
670,613	3.00%, due 6/1/27, #G14497		695,069
14,785	5.50%, due 5/1/35, #B31639		16,386
240,305	5.00%, due 8/1/35, #A36351		265,000
63,166	4.50%, due 9/1/35, #A37616		68,249
214,779	4.50%, due 10/1/35, #A37869		232,063
149,107	4.50%, due 10/1/35, #A38023		161,465
73,489	4.50%, due 10/1/35, #G01890		79,632
134,436	5.00%, due 10/1/35, #G01940		148,585
229,765	6.00%, due 1/1/36, #A42208		258,106
20,317	7.00%, due 1/1/36, #G02048		22,573
188,473	5.50%, due 2/1/36, #G02031		210,227
118,631	7.00%, due 8/1/36, #G08148		142,222
319,277	6.50%, due 9/1/36, #A54908		359,815
130,924	6.50%, due 11/1/36, #A54094		150,119
100,831	5.50%, due 2/1/37, #A57840		112,157
212,210	5.00%, due 5/1/37, #A60268		233,513
151,701	5.00%, due 6/1/37, #G03094		166,930
439,632	5.50%, due 6/1/37, #A61982		487,144
387,105	6.00%, due 6/1/37, #A62176		434,852
799,601	6.00%, due 6/1/37, #A62444		899,798
123,562	5.00%, due 7/1/37, #A63187		135,966
221,697	5.50%, due 8/1/37, #G03156		245,719
36,757	6.50%, due 8/1/37, #A70413		41,444
11,976	7.00%, due 8/1/37, #A70079		13,506
10,081	7.00%, due 9/1/37, #A65335		11,022
19,668	7.00%, due 9/1/37, #A65670		21,756
6,700	7.00%, due 9/1/37, #A65941		7,328
4,044	7.00%, due 9/1/37, #A66041		4,637
82,368	7.00%, due 9/1/37, #G03207		93,130
18,758	6.50%, due 11/1/37, #A68726		21,155
201,176	5.00%, due 2/1/38, #A73370		221,372
8,805	5.00%, due 2/1/38, #G03836		9,689
19,471	5.00%, due 3/1/38, #A73704		21,426
213,200	5.00%, due 4/1/38, #A76335		234,602
86,974	5.50%, due 4/1/38, #G04121		96,391
11,182	5.00%, due 5/1/38, #A77463		12,305
39,751	5.50%, due 5/1/38, #A77265		44,057
92,800	5.50%, due 5/1/38, #G04215		102,849
46,510	5.00%, due 6/1/38, #A77986		51,179
20,412	5.00%, due 6/1/38, #G04522		22,461
20,021	5.00%, due 7/1/38, #A79197		22,031
117,700	4.50%, due 9/1/38, #G04773		127,172
29,404	5.00%, due 9/1/38, #G04690		32,355
522,582	5.00%, due 10/1/38, #G04832		575,042
6,829	5.00%, due 11/1/38, #A82849		7,514
30,027	5.00%, due 12/1/38, #G05683		33,041
297,540	5.00%, due 2/1/39, #G05507		327,409
51,023	4.50%, due 4/1/39, #A85612		55,129
141,709	5.00%, due 5/1/39, #G08345		155,935
138,658	4.50%, due 9/1/39, #A88357		149,870
47,983	5.00%, due 9/1/39, #G05904		52,800
234,062	4.50%, due 11/1/39, #G05748		252,966
200,483	4.50%, due 12/1/39, #A90175		216,638
61,595	4.50%, due 4/1/40, #C03464		66,566
168,528	4.50%, due 5/1/40, #A92269		182,145
900,426	4.50%, due 5/1/40, #G06047		973,198
554,314	4.50%, due 6/1/40, #A92533		598,922
99,076	4.50%, due 6/1/40, #A92594		107,057
24,495	4.50%, due 8/1/40, #A93437		26,596
878,015	4.50%, due 8/1/40, #A93505		948,820
2,197,538	3.50%, due 1/1/41, #A96409		2,261,168
279,047	4.50%, due 1/1/41, #A96176		302,707
79,139	4.50%, due 2/1/41, #A97013		85,522
58,171	4.50%, due 4/1/41, #Q00285		62,864
890,141	4.50%, due 9/1/41, #C03701		961,857
161,767	3.50%, due 10/1/41, #Q04087		166,451
68,709	4.50%, due 11/1/41, #Q04699		74,556
198,193	3.50%, due 1/1/42, #Q05410		203,932
746,253	3.50%, due 2/1/42, #Q05996		767,861
466,663	3.50%, due 3/1/42, #G08479		480,176
1,928,800	3.50%, due 4/1/42, #Q07654		1,984,649
1,301,761	3.50%, due 5/1/42, #G08491		1,339,454
2,225,415	3.50%, due 6/1/42, #C09000		2,289,852
1,970,132	3.50%, due 6/1/42, #Q08641		2,027,178
19,046	3.50%, due 6/1/42, #Q08998		19,597
55,090	3.50%, due 7/1/42, #C09004		56,685
694,209	3.50%, due 8/1/42, #Q10324		714,310
63,595	3.00%, due 4/1/43, #V80025		63,376
301,297	3.00%, due 5/1/43, #Q18436		300,258
190,264	3.00%, due 6/1/43, #Q19697		189,608
755,499	3.50%, due 6/1/43, #V80161		777,401
25,175	3.50%, due 7/1/43, #Q19628		25,904
862,938	3.50%, due 7/1/43, #Q19914		890,631
701,089	3.00%, due 8/1/43, #G08540		698,672
389,978	3.00%, due 8/1/43, #Q20559		388,633
215,165	3.00%, due 8/1/43, #Q21026		215,086
850,841	3.50%, due 8/1/43, #Q21351		875,477
267,208	3.50%, due 8/1/43, #Q21435		274,945
117,382	3.50%, due 9/1/43, #G08545		120,781
912,194	3.50%, due 2/1/44, #Q24712		938,607
	FHLMC TBA (b)
1,000,000	3.00%, due 9/15/27		1,035,313
3,000,000	4.00%, due 9/15/40		3,174,112
	FNMA Pool
21,351	4.50%, due 10/1/20, #842732		22,701
109,622	3.00%, due 12/1/20, #MA0605		114,520
41,935	4.50%, due 12/1/20, #813954		44,453
19,668	4.50%, due 2/1/21, #845437		20,785
47,149	5.00%, due 2/1/21, #865191		49,838
19,473	5.00%, due 5/1/21, #879112		20,966
96,047	4.50%, due 7/1/21, #845515		102,205
1,847,441	3.00%, due 8/1/21, #AL0579		1,930,367
75,492	5.50%, due 10/1/21, #905090		80,601
187,307	3.00%, due 1/1/22, #MA0957		195,720
31,178	5.00%, due 2/1/22, #900946		33,520
108,442	6.00%, due 2/1/22, #912522		119,427
104,965	5.00%, due 6/1/22, #937709		113,380
59,072	5.00%, due 7/1/22, #938033		63,044
88,602	5.00%, due 7/1/22, #944887		93,978
334,661	5.50%, due 7/1/22, #905040		360,088
13,485	4.00%, due 7/1/25, #AE1318		14,428
14,517	4.00%, due 10/1/25, #AE1601		15,530
583,220	4.00%, due 12/1/25, #AH6058		623,579
386,495	4.00%, due 1/1/26, #AH3925		413,677
17,638	4.00%, due 1/1/26, #MA0624		18,878
47,704	4.00%, due 3/1/26, #AH8485		51,035
690,797	4.00%, due 5/1/26, #AH8174		739,210
78,863	3.00%, due 10/1/26, #AJ0049		81,974
30,725	3.00%, due 10/1/26, #AJ5474		31,935
102,662	3.00%, due 2/1/27, #AK4047		106,717
230,968	3.00%, due 4/1/27, #AB4997		240,091
807,917	3.00%, due 9/1/27, #AQ0333		839,833
128,124	4.50%, due 4/1/29, #MA0022		138,456
3,761	7.00%, due 8/1/32, #650101		4,477
68,130	4.50%, due 3/1/35, #814433		73,826
62,495	4.50%, due 4/1/35, #735396		67,770
26,068	4.50%, due 5/1/35, #822854		28,244
11,460	7.00%, due 6/1/35, #821610		12,056
52,721	4.50%, due 7/1/35, #826584		57,035
5,595	5.00%, due 7/1/35, #833958		6,174
27,113	7.00%, due 7/1/35, #826251		30,922
54,897	4.50%, due 8/1/35, #835751		59,378
29,094	7.00%, due 9/1/35, #842290		34,101
19,405	4.50%, due 11/1/35, #256032		20,970
36,430	5.00%, due 12/1/35, #852482		40,213
14,300	4.50%, due 1/1/36, #852510		15,453
12,662	7.00%, due 2/1/36, #865190		14,940
373,451	5.00%, due 5/1/36, #745515		412,676
8,813	5.00%, due 7/1/36, #888789		9,746
23,298	6.50%, due 7/1/36, #897100		27,245
31,257	7.00%, due 7/1/36, #887793		33,076
44,055	6.00%, due 8/1/36, #892925		49,743
77,308	6.50%, due 8/1/36, #878187		87,215
82,693	5.00%, due 9/1/36, #893621		91,356
102,840	5.50%, due 10/1/36, #831845		115,270
42,662	5.50%, due 10/1/36, #893087		47,675
36,050	6.00%, due 10/1/36, #897174		40,715
63,077	5.50%, due 12/1/36, #256513		70,091
1,685	6.50%, due 12/1/36, #920162		1,903
49,603	7.00%, due 1/1/37, #256567		57,960
136,356	5.50%, due 2/1/37, #256597		151,586
68,438	6.00%, due 2/1/37, #909357		77,082
3,354	7.00%, due 2/1/37, #915904		3,672
85,279	5.00%, due 3/1/37, #913007		94,010
99,614	5.50%, due 3/1/37, #256636		110,713
5,824	5.00%, due 4/1/37, #914599		6,421
374,477	5.50%, due 6/1/37, #918554		415,849
82,567	5.50%, due 6/1/37, #918705		91,685
392,942	6.00%, due 6/1/37, #888413		443,155
270,877	6.00%, due 6/1/37, #917129		305,753
45,503	7.00%, due 6/1/37, #256774		50,870
43,595	7.00%, due 6/1/37, #940234		51,133
29,303	5.00%, due 7/1/37, #944534		32,303
142,159	5.50%, due 10/1/37, #954939		157,858
38,947	6.00%, due 12/1/37, #965488		43,886
254,875	5.50%, due 2/1/38, #961691		283,020
90,184	5.00%, due 1/1/39, #AA0835		99,417
25,449	5.00%, due 1/1/39, #AA0840		28,054
1,195	5.00%, due 1/1/39, #AA0862		1,317
148,592	5.00%, due 3/1/39, #930635		163,806
3,818	5.00%, due 3/1/39, #930760		4,209
19,858	5.00%, due 3/1/39, #995948		21,891
4,760	5.00%, due 3/1/39, #AA4461		5,247
21,998	4.00%, due 4/1/39, #AA0777		23,348
85,435	4.50%, due 4/1/39, #AA4590		92,325
173,352	5.00%, due 4/1/39, #930871		191,101
139,581	5.00%, due 4/1/39, #930992		153,872
101,450	5.00%, due 4/1/39, #995930		111,837
422,737	4.50%, due 6/1/39, #AA7681		456,825
140,479	5.00%, due 6/1/39, #995896		154,862
329,839	4.50%, due 7/1/39, #AE8152		356,436
104,753	5.00%, due 7/1/39, #995895		115,478
554,047	4.50%, due 8/1/39, #931837		598,725
476,998	5.00%, due 8/1/39, #AC3221		526,543
1,525,913	4.00%, due 12/1/39, #AE0215		1,619,570
158,236	4.50%, due 12/1/39, #932324		170,995
28,250	4.50%, due 2/1/40, #AC8494		30,528
83,222	4.50%, due 2/1/40, #AD1045		89,933
76,583	4.50%, due 2/1/40, #AD2832		82,759
39,384	5.00%, due 3/1/40, #AB1186		43,466
1,931,221	5.00%, due 5/1/40, #AD6374		2,133,496
25,624	5.00%, due 6/1/40, #AD8058		28,257
259,182	5.00%, due 7/1/40, #AD4634		286,296
337,810	5.00%, due 7/1/40, #AD4994		373,218
30,986	5.00%, due 7/1/40, #AD7565		34,218
214,539	4.50%, due 8/1/40, #890236		232,045
875,550	4.50%, due 8/1/40, #AD8035		946,446
149,597	4.50%, due 8/1/40, #AD8397		161,774
274,338	4.00%, due 9/1/40, #AE4311		291,177
32,019	4.00%, due 9/1/40, #AE4312		33,984
658,974	4.50%, due 9/1/40, #AE1500		712,693
75,912	4.00%, due 10/1/40, #AE4124		80,571
261,768	4.00%, due 10/1/40, #AE6057		277,835
21,077	4.00%, due 11/1/40, #AE5156		22,371
139,994	4.50%, due 11/1/40, #AE5162		151,453
490,645	4.00%, due 12/1/40, #MA0583		520,760
138,562	4.00%, due 1/1/41, #AE4583		147,067
213,006	4.00%, due 2/1/41, #AH3200		226,080
371,084	4.50%, due 3/1/41, #AH7009		401,759
1,353,342	4.50%, due 4/1/41, #AH9054		1,464,809
41,891	4.50%, due 5/1/41, #AI1364		45,349
278,162	4.50%, due 5/1/41, #AI1888		301,132
1,756,507	4.50%, due 5/1/41, #AL0160		1,900,359
180,520	4.50%, due 6/1/41, #AI4815		195,464
18,439	4.00%, due 8/1/41, #AI8218		19,574
24,530	4.50%, due 9/1/41, #AH3865		26,556
77,821	4.50%, due 9/1/41, #AI4050		84,264
24,221	4.50%, due 9/1/41, #AJ0729		26,299
211,910	4.00%, due 10/1/41, #AJ4052		224,976
298,406	4.00%, due 11/1/41, #AJ4668		316,910
586,323	4.00%, due 11/1/41, #AJ5643		622,463
186,562	4.00%, due 12/1/41, #AJ3097		198,082
348,379	4.00%, due 4/1/42, #MA1028		370,020
1,871,431	3.50%, due 7/1/43, #AB9774		1,929,694
1,920,679	3.00%, due 8/1/43, #AU3363		1,915,006
	FNMA TBA (b)
400,000	3.00%, due 9/15/26		414,831
4,000,000	4.00%, due 9/1/40		4,240,625
3,000,000	3.50%, due 9/15/41		3,089,905
2,000,000	3.00%, due 9/15/42		1,991,875
2,000,000	3.00%, due 10/15/42		1,985,977
	GNMA Pool
18,988	7.00%, due 9/15/35, #647831		21,118
73,740	5.00%, due 10/15/35, #642220		81,239
69,796	5.00%, due 11/15/35, #550718		77,015
73,957	5.50%, due 11/15/35, #650091		82,631
38,890	5.50%, due 12/15/35, #646307		43,188
61,317	5.50%, due 4/15/36, #652534		68,266
45,966	6.50%, due 6/15/36, #652593		53,314
28,214	5.50%, due 7/15/36, #608993		31,464
68,230	6.50%, due 10/15/36, #646564		77,153
41,751	6.00%, due 11/15/36, #617294		47,003
115,373	6.50%, due 12/15/36, #618753		135,009
79,412	5.50%, due 2/15/37, #658419		88,160
210,326	6.00%, due 4/15/37, #668411		236,733
228,393	5.00%, due 8/15/37, #671463		250,872
122,186	6.00%, due 10/15/37, #664379		137,527
21,728	5.50%, due 8/15/38, #677224		24,117
144,708	5.50%, due 8/15/38, #691314		160,625
5,731	5.50%, due 12/15/38, #705632		6,362
822,314	4.50%, due 5/15/39, #717066		894,951
18,637	5.50%, due 6/15/39, #714262		20,695
742,012	5.50%, due 6/15/39, #714720		823,973
748,437	4.50%, due 7/15/39, #720160		814,548
1,929,058	5.00%, due 9/15/39, #726311		2,125,882
13,720	5.50%, due 1/15/40, #723631		15,240
53,921	5.50%, due 2/15/40, #680537		59,882
			89,110,371
	Total Mortgage-Backed Securities (cost $98,094,282)		101,634,553

	SHORT-TERM INVESTMENTS	8.1%
7,564,970	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		7,564,970
	Total Short-Term Investments (cost $7,564,970)		7,564,970

	Total Investments (cost $105,659,252)	116.6%	109,199,523
	Liabilities less Other Assets	(16.6)%	(15,513,559)
	TOTAL NET ASSETS	100.0%	$93,685,964

(a)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2014.
(b)	Security purchased on a when-issued basis. As of August 31, 2014, the total cost of investments purchased on a when-issued basis was $15,803,938 or 16.9% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2014.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2014, the value of these investments was $12,086,101 or 12.9% of total net assets.

(e)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	TBA - To Be Announced

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2014 (Unaudited)

Principal
Amount/ Shares			Value
	CORPORATE BONDS	47.3%
	Agricultural Equipment	0.6%
	John Deere Capital Corp.
$ 1,000,000	0.75%, due 1/22/16		$1,004,184
	Agriculture	0.6%
	Bunge Limited
1,000,000	4.10%, due 3/15/16		1,045,153
	Autos	4.0%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16		1,257,988
	Daimler Finance North America LLC
1,200,000	1.45%, due 8/1/16 (a)		1,212,088
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16		1,011,193
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)		1,001,535
	Volkswagen Group of America Finance LLC
1,500,000	0.605%, due 5/23/17 (a)(b)		1,502,589
	Volkswagen International Finance N.V.
500,000	1.125%, due 11/18/16 (a)		502,164
			6,487,557
	Banks	9.1%
	Bank of America Corp.
1,300,000	4.50%, due 4/1/15		1,329,908
	Bank of New York Mellon
1,300,000	2.95%, due 6/18/15		1,327,908
	BB&T Corp.
1,000,000	5.20%, due 12/23/15		1,056,143
	Capital One Financial Corp.
1,000,000	2.15%, due 3/23/15		1,009,665
	Citigroup, Inc.
1,000,000	2.65%, due 3/2/15		1,010,589
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16		1,206,108
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15		1,512,395
	KeyBank NA
1,200,000	1.10%, due 11/25/16		1,203,904
	PNC Bank NA
1,600,000	0.54%, due 8/1/17 (b)		1,598,169
	Suntrust Banks, Inc.
750,000	3.60%, due 4/15/16		782,723
	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16		1,268,799
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14		1,504,019
			14,810,330
	Biotech	0.4%
	Amgen, Inc.
700,000	2.30%, due 6/15/16		718,570
	Brokers	1.5%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15		1,324,770
	Morgan Stanley
1,000,000	5.75%, due 10/18/16		1,095,018
			2,419,788
	Cable/Satellite	0.5%
	Direct TV Holdings
800,000	3.50%, due 3/1/16		831,403
	Chemicals	2.2%
	Dow Chemical Co.
1,200,000	2.50%, due 2/15/16		1,231,552
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15		720,383
	Ecolab, Inc.
1,000,000	2.375%, due 12/8/14		1,005,399
565,000	3.00%, due 12/8/16		590,052
			3,547,386
	Commercial Finance	1.3%
	Air Lease Corp.
800,000	4.50%, due 1/15/16		829,000
	Gatx Corp.
1,280,000	1.25%, due 3/4/17		1,273,619
			2,102,619
	Communications Equipment	0.6%
	L-3 Communications Corp.
1,000,000	1.50%, due 5/28/17		995,899
	Computer Equipment	0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17		501,924
	Construction Materials Manufacturing	0.6%
	Martin Marietta Materials, Inc.
1,000,000	1.325%, due 6/30/17 (a)(b)		1,003,744
	Consumer Finance	0.8%
	American Express Credit
1,300,000	1.75%, due 6/12/15		1,313,822
	Data Processing, Hosting, and Related Services	0.6%
	Fidelity National Information Services
1,000,000	1.45%, due 6/5/17		1,000,161
	Diversified Financial Services	1.0%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14		1,560,301
	Diversified Minerals	0.5%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15		802,822
	Electric Utilities	0.4%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16		714,616
	Electrical Equipment	0.6%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15		1,028,197
	Finance	0.7%
	SLM Corp.
1,000,000	6.25%, due 1/25/16		1,062,500
	Food	1.8%
	Conagra Foods, Inc.
930,000	1.30%, due 1/25/16		936,599
	Kraft Foods Group, Inc.
1,200,000	1.625%, due 6/4/15		1,210,674
	Kroger Co.
800,000	1.20%, due 10/17/16		802,068
			2,949,341
	Food and Beverage	1.6%
	Anheuser-Busch InBev Finance Inc.
500,000	1.125%, due 1/27/17		504,525
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15		1,305,437
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)		705,202
			2,515,164
	Health Care	0.6%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15		1,003,276
	Health Care Facilities and Services	0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17		1,427,352
	Home Improvement	0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17		800,242
	Insurance	2.3%
	CNA Financial Corp.
88,000	5.85%, due 12/15/14		89,378
	Metropolitan Life Global Funding I
2,000,000	0.61%, due 4/10/17 (a)(b)		2,011,122
	Prudential Financial Inc.
950,000	4.75%, due 9/17/15		989,988
	Wellpoint, Inc.
650,000	5.25%, due 1/15/16		691,485
			3,781,973
	Life Sciences Equipment	0.5%
	Thermo Fisher Scientific, Inc.
800,000	3.20%, due 5/1/15		813,649
	Machinery Manufacturing	0.6%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17		1,000,758
	Manufacturing	0.3%
	ITT Corp.
485,000	7.375%, due 11/15/15		522,935
	Media	1.2%
	Time Warner, Inc.
985,000	3.15%, due 7/15/15		1,007,862
	Viacom Inc.
1,000,000	1.25%, due 2/27/15		1,003,723
			2,011,585
	Medical Equipment	0.6%
	Baxter International, Inc.
450,000	0.95%, due 6/1/16		452,129
	Carefusion Corp.
500,000	1.45%, due 5/15/17		499,552
			951,681
	Metals and Mining	1.4%
	Glencore Funding LLC
1,000,000	1.70%, due 5/27/16 (a)		1,009,457
	Rio Tinto Finance USA Ltd.
1,300,000	1.875%, due 11/2/15		1,320,267
			2,329,724
	Office Equipment	0.7%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17		1,041,100
	Oil and Gas	1.6%
	Anadarko Petroleum Corp.
700,000	5.95%, due 9/15/16		768,935
	Devon Energy Corp.
800,000	1.20%, due 12/15/16		803,665
	Ensco PLC
1,000,000	3.25%, due 3/15/16		1,035,854
			2,608,454
	Pharmaceuticals	1.1%
	Mylan, Inc.
800,000	1.80%, due 6/24/16		811,186
	Perrigo Co. PLC
1,000,000	1.30%, due 11/8/16 (a)		999,480
			1,810,666
	Real Estate	0.9%
	Arc Properties Operating Partnership LP
500,000	2.00%, due 2/6/17 (a)		501,062
	Ventas Realty LP
1,000,000	1.25%, due 4/17/17		999,385
			1,500,447
	Retail	1.4%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16		1,004,971
	Walgreen Co.
1,200,000	1.00%, due 3/13/15		1,203,110
			2,208,081
	Retail - Consumer Discretionary	1.0%
	Ebay, Inc.
1,600,000	0.44%, due 7/28/17 (b)		1,602,070
	Telecommunications	1.2%
	American Tower Corp.
453,000	4.625%, due 4/1/15		463,162
	Verizon Communications, Inc.
1,400,000	0.70%, due 11/2/15		1,402,325
			1,865,487
	Transportation	0.8%
	Paccar Financial Corp.
1,250,000	0.75%, due 5/16/16		1,252,611
	Total Corporate Bonds (cost $76,697,719)		76,947,572

	MORTGAGE-BACKED SECURITIES	24.5%
	Commercial Mortgage-Backed Securities	3.4%
	Banc of America Commercial Mortgage Trust
910,748	5.90%, due 5/10/45, Series 2006-2, Class AAB (b)		924,837
	Credit Suisse Mortgage Capital
1,500,000	5.61%, due 2/15/39, Series 2006-C1, Class A4 (b)		1,572,336
	Hilton USA Trust
2,000,000	1.16%, due 11/5/30, Series 2013-HLF, Class AFL (a)(b)		2,002,393
	LB-UBS Commercial Mortgage Trust
926,422	5.66%, due 3/15/39, Series 2006-C3, Class A4 (b)		977,088
			5,476,654
	Residential Mortgage-Backed Securities	13.4%
	American Homes 4 Rent
2,500,000	1.60%, due 6/17/31, Series 2014-SFR1, Class B (a)		2,467,983
	American Residential Property Trust
3,000,000	1.90%, due 9/17/31, Series 2014-SFR1, Class B (a)(b)		2,967,986
	Colony American Homes
2,250,000	1.60%, due 5/17/31, Series 2014-1A, Class B (a)		2,220,590
	Equity Mortgage Trust
2,000,000	1.01%, due 5/8/31, Series 2014-INNS, Class A (a)(b)		2,002,022
	Invitation Homes Trust
4,000,000	1.60%, due 12/17/30, Series 2013-SFR1, Class B (a)(b)		3,943,877
4,000,000	1.66%, due 6/17/31, Series 2014-SFR1, Class B (a)(b)		3,959,875
	PFS Tax Lien Trust
1,327,618	1.44%, due 5/15/29, Series 2014-1 (a)		1,331,457
	Silver Bay Realty Trust
3,000,000	1.606%, due 9/17/31, Series 2014-1, Class B (a)(b)		2,939,198
			21,832,988
	U.S. Government Agencies	7.7%
	FHLMC ARM Pool (b)
2,668	2.144%, due 8/1/15, #755204		2,672
7,266	2.335%, due 2/1/22, #845113		7,538
26,680	1.999%, due 10/1/22, #635206		27,326
7,985	2.357%, due 6/1/23, #845755		8,183
7,535	2.33%, due 2/1/24, #609231		7,575
394,499	2.401%, due 1/1/25, #785726		413,921
10,489	2.408%, due 1/1/33, #1B0668		10,538
532,380	2.375%, due 10/1/34, #782784		569,444
207,078	2.302%, due 12/1/34, #1G0018		218,414
138,378	2.458%, due 4/1/36, #847671		148,898
	FHLMC Pool
261,291	5.00%, due 10/1/38, #G04832		287,521
	FNMA ARM Pool (b)
24,060	2.54%, due 7/1/25, #555206		24,140
139,580	1.928%, due 7/1/27, #424953		140,282
80,455	2.35%, due 3/1/28, #556438		80,994
86,068	2.334%, due 6/1/29, #508399		86,645
222,576	2.107%, due 4/1/30, #562912		224,221
63,471	2.386%, due 10/1/30, #670317		63,896
43,117	2.115%, due 9/1/31, #597196		43,295
28,580	2.277%, due 11/1/31, #610547		28,748
3,647	2.25%, due 4/1/32, #629098		3,661
403,802	2.212%, due 10/1/33, #743454		431,863
1,118,526	2.375%, due 11/1/33, #755253		1,193,385
1,918,969	2.42%, due 5/1/34, #AC5719		2,064,161
440,754	2.13%, due 7/1/34, #779693		469,482
386,096	2.053%, due 10/1/34, #795136		407,906
202,222	2.132%, due 1/1/35, #805391		217,359
106,815	2.188%, due 10/1/35, #845041		114,884
267,105	2.233%, due 10/1/35, #846171		282,914
437,624	2.19%, due 1/1/36, #849264		467,801
123,408	2.261%, due 6/1/36, #872502		133,406
748,006	2.334%, due 1/1/37, #906389		792,624
878,517	2.629%, due 3/1/37, #907868		946,602
543,875	2.28%, due 8/1/37, #949772		549,941
50,059	2.25%, due 10/1/37, #955963		50,223
96,484	1.81%, due 11/1/37, #948183		96,826
278,307	2.64%, due 11/1/37, #953653		279,244
	FNMA Pool
669,737	5.00%, due 6/1/40, #AD5479		741,162
72,490	4.00%, due 11/1/41, #AJ3797		76,960
	GNMA II ARM Pool (b)
8,508	2.00%, due 11/20/21, #8871		8,776
48,279	1.625%, due 10/20/22, #8062		49,470
126,674	1.625%, due 11/20/26, #80011		130,714
31,696	2.00%, due 11/20/26, #80013		33,143
17,895	1.625%, due 12/20/26, #80021		18,467
8,300	1.625%, due 1/20/27, #80029		8,556
142,690	1.625%, due 7/20/27, #80094		147,375
191,661	1.625%, due 8/20/27, #80104		197,972
8,179	1.625%, due 10/20/27, #80122		8,450
67,407	1.625%, due 1/20/28, #80154		69,570
148,004	1.625%, due 10/20/29, #80331		153,250
28,870	1.625%, due 11/20/29, #80344		29,898
			12,570,296
	Total Mortgage-Backed Securities (cost $39,616,287)		39,879,938

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	26.6%
	U.S. Government Agencies	16.8%
	FHLB
5,000,000	0.25%, due 1/16/15		5,003,280
	FHLMC
4,200,000	0.75%, due 11/25/14		4,206,602
3,000,000	1.75%, due 9/10/15		3,047,292
3,000,000	0.875%, due 10/14/16		3,016,602
	FNMA
5,000,000	0.75%, due 12/19/14		5,010,300
4,000,000	0.375%, due 3/16/15		4,004,888
3,000,000	0.50%, due 5/27/15		3,008,328
			27,297,292
	U.S. Treasury Notes	9.8%
	U.S. Treasury Note
4,000,000	0.50%, due 10/15/14		4,002,264
3,000,000	0.375%, due 11/15/14		3,002,169
1,000,000	0.25%, due 12/15/14		1,000,605
4,000,000	0.375%, due 4/15/15		4,007,656
4,000,000	0.25%, due 5/15/15		4,005,156
			16,017,850
	Total U.S. Government Agencies and Instrumentalities (cost $43,298,779)		43,315,142

	SHORT-TERM INVESTMENTS	1.6%
2,661,042	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		2,661,042
	Total Short-Term Investments (cost $2,661,042)		2,661,042

	Total Investments (cost $162,273,827)	100.0%	162,803,694
	Other Assets less Liabilities	0.0%	73,292
	TOTAL NET ASSETS	100.0%	$162,876,986

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of August 31, 2014, the value of these investments was $34,283,824 or 21.0% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2014.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2014.
	ARM - Adjustable Rate Mortgage
	FHLB - Federal Home Loan Bank
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association

PIA Funds

Notes to the Schedule of Investments
August 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of August 31, 2014, the PIA High Yield Fund held illiquid securities with a value of $79,594 or 0.1% of total net assets.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of August 31, 2014, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds are considered liquid.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2014:

PIA BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$202,775,910	$-	$202,775,910
Sovereign Bonds	-	28,533,425	-	28,533,425
U.S. Government Instrumentalities	-	4,743,475	-	4,743,475
Total Fixed Income	-	236,052,810	-	236,052,810
Short-Term Investments	621,456	-	-	621,456
Total Investments	$621,456	$236,052,810	$-	$236,674,266

PIA MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$-	$2,600,672	$-	$2,600,672
Residential Mortgage-Backed Securities	-	9,923,510	-	9,923,510
Mortgage-Backed Securities – U.S. Government Agencies	-	89,110,371	-	89,110,371
Total Fixed Income	-	101,634,553	-	101,634,553
Short-Term Investments	7,564,970	-	-	7,564,970
Total Investments	$7,564,970	101,634,553	$-	$109,199,523

PIA High Yield Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$75,702,004	$79,594	$75,781,598
Total Fixed Income	-	75,702,004	79,594	75,781,598
Short-Term Investments	3,743,128	-	-	3,743,128
Total Investments	$3,743,128	$75,702,004	$79,594	$79,524,726

PIA Short-Term Securities Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$76,947,572	$-	$76,947,572
Mortgage-Backed Securities	-	39,879,938	-	39,879,938
U.S. Government Agencies and Instrumentalities	-	43,315,142	-	43,315,142
Total Fixed Income	-	160,142,652	-	160,142,652
Short-Term Investments	2,661,042	-	-	2,661,042
Total Investments	$2,661,042	$160,142,652	$-	$162,803,694

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at August 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund held no Level 3 securities during the period ended August 31, 2014.

The following is a reconciliation of the Funds’ level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at value
	PIA MBS Bond Fund	PIA High Yield Fund		PIA Short-Term Securities Fund
	Commercial Mortgage-Backed Securities	Common Stocks	Corporate Bonds	Commercial Mortgage-Backed Securities
Balance as of November 30, 2013	$1,301,430	$39,317	$70,695	$2,010,000
Accrued discounts/premiums	-	-	(9,197)	-
Realized gain/(loss)	-	(68,242)	-	-
Change in unrealized appreciation/(depreciation)	11,840	40,303	12,629	(7,607)
Purchases	-	-	5,467	-
Sales	-	(11,378)	-	-
Transfers in and/or out of Level 3	(1,313,270)	-	-	(2,002,393)
Balance as of August 31, 2014	$-	$-	$79,594	$-

At August 31, 2014, securities held in the PIA MBS Bond Fund and the PIA Short-Term Securities Fund were transferred from level 3 to level 2 since the Funds’ primary pricing service now provides valuations based on observable inputs  for both securities.

The change in unrealized appreciation/(depreciation) in the PIA High Yield Fund for level 3 securities still held at August 31, 2014, and still classified as level 3 was $12,971.

On October 18, 2013, the PIA High Yield Fund received a newly issued Platinum bond, due 2020 and common stock in exchange for the previously held Platinum bond, due 2015.  This exchange was the result of a balance sheet restructuring by Platinum Energy Solutions, Inc. Since receipt of the newly issued securities, the Platinum bond, due 2020 has been priced by a single broker quote.  The common stock was valued based on the residual value assigned to the newly issued common stock at the time of the exchange.  The Fund continues to hold the Platinum bond while the common stock was sold during the period.  A significant change in the broker quote would have a direct change on the fair value of the bond.

Note 2 – Derivative Instruments

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives.  The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to a Fund to cover the Fund’s exposure to the counterparty.

During the period ended August 31, 2014, the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA Short-Term Securities Fund did not enter into credit default swaps.  For the period ended August 31, 2014, the monthly average gross notional amount of the credit default swaps held in the PIA High Yield Fund was $444,444.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

PIA BBB Bond Fund

Cost of investments	$224,620,125

Gross unrealized appreciation	$13,764,310
Gross unrealized depreciation	(1,710,169)
Net unrealized appreciation	$12,054,141

PIA MBS Bond Fund

Cost of investments	$105,659,252

Gross unrealized appreciation	$3,798,541
Gross unrealized depreciation	(258,270)
Net unrealized appreciation	$3,540,271

PIA High Yield Fund

Cost of investments	$77,670,745

Gross unrealized appreciation	$2,213,622
Gross unrealized depreciation	(359,641)
Net unrealized appreciation	$1,853,981

PIA Short-Term Securities Fund

Cost of investments	$162,273,827

Gross unrealized appreciation	$920,627
Gross unrealized depreciation	(390,760)
Net unrealized appreciation	$529,867

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 10/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 10/10/14

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 10/9/14

* Print the name and title of each signing officer under his or her signature.